Business acquisition - Details of allocation of the purchase price as of the date of acquisition is summarized as follows (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Goodwill	¥ 12,433	$ 1,951	¥ 10,904		¥ 6,644
Kuayue Express [Member]
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Net assets acquired				¥ 1,110
Appreciation of property, equipment and software				362
Customer relationship				2,550
Goodwill				1,633
Deferred tax liabilities				(728)
Non-controlling interests				(1,961)
Total				¥ 2,966